Net Revenues - Geographical Distribution (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Geographical distribution of net consolidated revenues
Net revenue	€ 5,340,038	€ 5,098,691	€ 4,486,724
USA and Canada
Geographical distribution of net consolidated revenues
Net revenue	3,599,746	3,390,811	2,974,429
Spain
Geographical distribution of net consolidated revenues
Net revenue	339,169	268,287	264,913
European Union
Geographical distribution of net consolidated revenues
Net revenue	495,323	531,173	479,305
Rest of the world
Geographical distribution of net consolidated revenues
Net revenue	€ 905,800	€ 908,420	€ 768,077